IAS 18 basis primary statements	12 Months Ended
Mar. 31, 2020
IAS 18 basis primary statements
IAS 18 basis primary statements

32. IAS 18 basis primary statements

The Group did not restate comparative periods on adoption of IFRS 15 on 1 April 2018; therefore, this note provides information about the Group’s revenue accounting policy under the previous accounting rules as applied in the year ended 31 March 2018.

Revenue accounting policy under IAS 18

Revenue is recognised to the extent the Group has delivered goods or rendered services under an agreement, the amount of revenue can be measured reliably and it is probable that the economic benefits associated with the transaction will flow to the Group. Revenue is measured at the fair value of the consideration receivable, exclusive of sales taxes and discounts.

The Group principally obtains revenue from providing mobile and fixed telecommunication services including: access charges, voice and video calls, messaging, interconnect fees, fixed and mobile broadband and related services such as providing televisual and music content, connection fees and equipment sales. Products and services may be sold separately or in bundled packages.

Revenue for access charges, voice and video calls, messaging and fixed and mobile broadband provided to contract customers is recognised as services are performed, with unbilled revenue resulting from services already provided accrued at the end of each period and unearned revenue from services to be provided in future periods deferred. Revenue from the sale of prepaid credit is deferred until such time as the customer uses the airtime, or the credit expires.

Revenue from interconnect fees is recognised at the time the services are performed.

Revenue for the provision of televisual and music content is recognised when or as the Group performs the related service and, depending on the nature of the service, is recognised either at the gross amount billed to the customer or the amount receivable by the Group as commission for facilitating the service.

Customer connection revenue is recognised together with the related equipment revenue to the extent that the aggregate equipment and connection revenue does not exceed the fair value of the equipment delivered to the customer. Any customer connection revenue not recognised, together with any related excess equipment revenue, is deferred and recognised over the period in which services are expected to be provided to the customer.

Revenue for device sales is recognised when the device is delivered to the end customer and the significant risks and rewards of ownership have transferred. For device sales made to intermediaries, revenue is recognised if the significant risks associated with the device are transferred to the intermediary and the intermediary has no general right to return the device to receive a refund. If the significant risks are not transferred, revenue recognition is deferred until sale of the device to an end customer by the intermediary or the expiry of any right of return.

In revenue arrangements including more than one deliverable, the arrangements are divided into separate units of accounting. Deliverables are considered separate units of accounting if the following two conditions are met: (i) the deliverable has value to the customer on a stand-alone basis and (ii) there is evidence of the fair value of the item. The arrangement consideration is allocated to each separate unit of accounting based on its relative fair value. The Group generally determines the fair value of individual elements based on prices at which the deliverable is regularly sold on a stand-alone basis after considering any appropriate volume discounts. Revenue allocated to deliverables is restricted to the amount that is receivable without the delivery of additional goods or services. This restriction typically applies to revenue recognised for devices provided to customers, including handsets.

Contract-related costs

Intermediaries are given cash incentives by the Group to connect new customers and upgrade existing customers.

For intermediaries who do not purchase products and services from the Group, such cash incentives are accounted for as an expense. Such cash incentives to other intermediaries are also accounted for as an expense if:

–  the Group receives an identifiable benefit in exchange for the cash incentive that is separable from sales transactions to that intermediary; and

–  the Group can reliably estimate the fair value of that benefit.

Cash incentives that do not meet these criteria are recognised as a reduction of the related revenue.

Critical accounting judgements applied in the recognition of revenue under IAS 18

Gross versus net presentation

When the Group sells goods or services as a principal, income and payments to suppliers are reported on a gross basis in revenue and operating costs. If the Group sells goods or services as an agent, revenue and payments to suppliers are recorded in revenue on a net basis, representing the margin earned. Whether the Group is considered to be the principal or an agent in the transaction depends on analysis by management of both the legal form and substance of the agreement between the Group and its business partners; such judgements impact the amount of reported revenue and operating expenses but do not impact reported assets, liabilities or cash flows.